GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 4,903
Goodwill ending balance	$ 5,102	$ 4,903
Useful life	5 years
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 3,767	3,931
Acquisitions through business combinations, intangible assets and goodwill	221	55
Foreign exchange differences and other movements	114	(219)
Divestments	(194)
Goodwill ending balance	3,908	3,767
Goodwill | NAFTA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,540	1,576
Acquisitions through business combinations, intangible assets and goodwill	0	0
Foreign exchange differences and other movements	23	(36)
Divestments	0
Goodwill ending balance	1,563	1,540
Goodwill | Brazil
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,070	1,010
Acquisitions through business combinations, intangible assets and goodwill	164	0
Foreign exchange differences and other movements	82	60
Divestments	0
Goodwill ending balance	1,316	1,070
Goodwill | Europe
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	523	499
Acquisitions through business combinations, intangible assets and goodwill	57	55
Foreign exchange differences and other movements	33	(31)
Divestments	0
Goodwill ending balance	613	523
Goodwill | Africa and Commonwealth of Independent States ("ACIS")
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	634	846
Acquisitions through business combinations, intangible assets and goodwill	0	0
Foreign exchange differences and other movements	(24)	(212)
Divestments	(194)
Goodwill ending balance	$ 416	$ 634